Schedule of Investments (unaudited)	iShares® Lithium Miners and Producers ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 38.6%
Albemarle Corp.	2,213	$211,386
Arcadium Lithium PLC, NVS(a)	65,721	220,823
Canmax Technologies Co. Ltd., Class A	9,500	22,301
Chengxin Lithium Group Co. Ltd., Class A	10,800	19,824
Chunbo Co. Ltd.(a)	878	45,544
CNGR Advanced Material Co. Ltd.	11,060	46,858
Do-Fluoride New Materials Co. Ltd., Class A	13,600	22,744
Foosung Co. Ltd.(a)	11,605	61,404
Ganfeng Lithium Group Co. Ltd., Class A	19,000	74,416
Guangzhou Tinci Materials Technology Co. Ltd., Class A	22,500	54,055
Ningbo Shanshan Co. Ltd.	26,500	29,414
Shenzhen Capchem Technology Co. Ltd.	8,600	33,628
Shenzhen Dynanonic Co. Ltd.(a)	3,500	13,482
Shenzhen Senior Technology Material Co. Ltd., Class A	15,500	17,362
Sichuan Yahua Industrial Group Co. Ltd., Class A	13,500	16,462
Tanaka Chemical Corp.	3,200	19,658
Tianqi Lithium Corp., Class A	17,500	71,516
Yunnan Energy New Material Co. Ltd., Class A	11,300	48,954
		1,029,831
Electrical Equipment — 19.8%
Beijing Easpring Material Technology Co. Ltd., Class A	6,100	28,657
Hunan Changyuan Lico Co. Ltd.(a)	21,468	13,612
Hunan Yuneng New Energy Battery Material Co. Ltd., NVS	8,700	37,441
Jiangsu Ruitai New Energy Materials Co. Ltd., NVS	8,500	17,414
Jiangxi Special Electric Motor Co. Ltd., NVS(a)	20,000	22,302
Ningbo Ronbay New Energy Technology Co. Ltd.	5,677	18,062
Shijiazhuang Shangtai Technology Co. Ltd., NVS	3,000	17,761
SK IE Technology Co. Ltd.(a)(b)	4,043	128,777
Sociedad Quimica y Minera de Chile SA, ADR	5,490	223,717
XTC New Energy Materials Xiamen Co. Ltd., NVS	4,865	20,783
		528,526
Metals & Mining — 34.1%
American Lithium Corp., NVS(a)(c)	41,120	22,871
Core Lithium Ltd.(a)(c)	413,277	25,590
Lake Resources NL(a)(c)	301,489	8,004
Latin Resources Ltd., NVS(a)(c)	511,553	57,995
Liontown Resources Ltd.(a)	186,821	112,167
Security	Shares	Value

Metals & Mining (continued)
Lithium Americas Corp.(a)	42,325	$113,431
Piedmont Lithium Inc.(a)(c)	3,772	37,644
Pilbara Minerals Ltd.	108,027	219,812
Sayona Mining Ltd.(a)(c)	2,005,252	47,830
Sigma Lithium Corp.(a)(c)	10,388	124,968
Sinomine Resource Group Co. Ltd., Class A	8,500	31,121
Tibet Mineral Development Co.	6,000	14,820
Vulcan Energy Resources Ltd.(a)(c)	26,435	65,770
Winsome Resources Ltd., NVS(a)	32,516	16,522
Youngy Co. Ltd.	3,200	13,123
		911,668
Technology Hardware, Storage & Peripherals — 7.2%
CosmoAM&T Co. Ltd.(a)	1,847	191,999

Total Long-Term Investments — 99.7%
(Cost: $4,858,727)		2,662,024

Short-Term Securities

Money Market Funds — 12.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.48%(d)(e)(f)	324,729	324,826

Total Short-Term Securities — 12.2%
(Cost: $324,826)		324,826

Total Investments — 111.9%
(Cost: $5,183,553)		2,986,850

Liabilities in Excess of Other Assets — (11.9)%		(317,607)

Net Assets — 100.0%		$2,669,243

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$344,821	$—		$(19,964	)(a)	$(47)	$16	$324,826	324,729	$9,238	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	—	0	(a)	—		—	—	—	—	10		—
						$(47)	$16	$324,826		$9,248		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Schedule of Investments (unaudited) (continued)	iShares® Lithium Miners and Producers ETF
June 30, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$972,601	$1,689,423	$—	$2,662,024
Short-Term Securities
Money Market Funds	324,826	—	—	324,826
	$1,297,427	$1,689,423	$—	$2,986,850

Portfolio Abbreviation

ADR	American Depositary Receipt
NVS	Non-Voting Shares

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